VMG-Q3

Quarterly Report
September 30, 2025
MFS®  Mid Cap Growth Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 9.3%
Axon Enterprise, Inc. (a)	11,273	$8,089,956
BWX Technologies, Inc.	18,222	3,359,590
Curtiss-Wright Corp.	5,771	3,133,307
Hexcel Corp.	23,584	1,478,717
Howmet Aerospace, Inc.	75,671	14,848,920
Melrose Industries PLC	145,029	1,194,933
Mirion Technologies, Inc. (a)	51,762	1,203,984
		$33,309,407
Apparel Manufacturers – 0.3%
Amer Sports, Inc. (a)	18,964	$658,999
VF Corp.	26,927	388,557
		$1,047,556
Automotive – 1.5%
ACV Auctions, Inc. (a)	73,166	$725,075
Carvana Co. (a)	10,537	3,974,978
Copart, Inc. (a)	14,298	642,981
		$5,343,034
Biotechnology – 0.7%
Exact Sciences Corp. (a)	48,507	$2,653,818
Broadcasting – 4.7%
Spotify Technology S.A. (a)	14,550	$10,155,900
TKO Group Holdings, Inc.	33,830	6,832,307
		$16,988,207
Brokerage & Asset Managers – 9.1%
Ares Management Co.	33,229	$5,312,985
Carlyle Group, Inc.	83,181	5,215,449
LPL Financial Holdings, Inc.	20,489	6,816,485
NASDAQ, Inc.	58,361	5,162,030
Robinhood Markets, Inc. (a)	51,505	7,374,486
TPG, Inc.	47,080	2,704,746
		$32,586,181
Business Services – 4.4%
CoStar Group, Inc. (a)	63,595	$5,365,510
Morningstar, Inc.	4,094	949,849
MSCI, Inc.	1,493	847,143
TransUnion	53,444	4,477,539
Verisk Analytics, Inc., “A”	16,514	4,153,436
		$15,793,477
Computer Software – 13.5%
Bullish, Inc. (a)(l)	15,705	$998,995
Cadence Design Systems, Inc. (a)	17,716	6,222,922
Cloudflare, Inc., “A” (a)	22,286	4,782,353
Constellation Software, Inc.	1,819	4,937,950
Datadog, Inc., “A” (a)	35,427	5,044,805
Figma, Inc. (a)(l)	5,896	305,826
Guidewire Software, Inc. (a)	45,128	10,373,122
Manhattan Associates, Inc. (a)	11,386	2,333,902
Netskope, Inc., “A” (a)	22,312	507,152
Okta, Inc. (a)	38,962	3,572,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Pegasystems, Inc.	30,195	$1,736,213
PTC, Inc. (a)	2,899	588,555
ServiceTitan, Inc., “A” (a)	6,381	643,396
Tyler Technologies, Inc. (a)	8,425	4,407,623
Unity Software, Inc. (a)	45,497	1,821,700
		$48,277,329
Computer Software - Systems – 1.3%
Block, Inc., “A” (a)	28,859	$2,085,640
Q2 Holdings, Inc. (a)	24,265	1,756,543
Wix.com Ltd. (a)	4,077	724,198
		$4,566,381
Construction – 1.4%
Vulcan Materials Co.	16,593	$5,104,339
Consumer Products – 0.4%
ODDITY Tech Ltd. (a)	25,068	$1,561,736
Consumer Services – 0.9%
Bright Horizons Family Solutions, Inc. (a)	15,581	$1,691,629
Expedia Group, Inc.	7,145	1,527,244
		$3,218,873
Electrical Equipment – 0.9%
AMETEK, Inc.	2,995	$563,060
Hubbell, Inc.	2,079	894,614
Vertiv Holdings Co.	12,243	1,846,979
		$3,304,653
Electronics – 3.8%
ASM International N.V.	1,032	$620,348
Astera Labs, Inc. (a)	25,079	4,910,468
Celestica, Inc. (a)	1,504	370,556
Monolithic Power Systems, Inc.	8,246	7,591,597
		$13,492,969
Energy - Independent – 0.8%
Expand Energy Corp.	26,792	$2,846,382
Energy - Renewables – 0.3%
Generac Holdings, Inc. (a)	5,911	$989,501
Engineering - Construction – 1.6%
Quanta Services, Inc.	13,863	$5,745,104
Entertainment – 2.3%
Live Nation Entertainment, Inc. (a)	50,628	$8,272,615
Gaming & Lodging – 5.6%
Carnival Corp. (a)	65,241	$1,886,117
DraftKings, Inc. (a)	116,984	4,375,202
Hyatt Hotels Corp.	26,170	3,714,308
Royal Caribbean Cruises Ltd.	12,063	3,903,346
Sportradar Group AG (a)	85,464	2,298,982
Viking Holdings Ltd. (a)	62,578	3,889,848
		$20,067,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.4%
Dollar General Corp.	13,263	$1,370,731
Insurance – 0.6%
Arthur J. Gallagher & Co.	7,156	$2,216,499
Leisure & Toys – 6.3%
Roblox Corp., “A” (a)	74,932	$10,379,580
Take-Two Interactive Software, Inc. (a)	47,138	12,178,574
		$22,558,154
Machinery & Tools – 1.5%
Trimble, Inc. (a)	57,900	$4,727,535
Wabtec Corp.	2,389	478,923
		$5,206,458
Medical & Health Technology & Services – 1.3%
Tempus AI, Inc. (a)	5,258	$424,373
Veeva Systems, Inc. (a)	14,387	4,286,031
		$4,710,404
Medical Equipment – 6.0%
Agilent Technologies, Inc.	20,230	$2,596,520
Caris Life Sciences, Inc. (a)(l)	11,590	350,598
DexCom, Inc. (a)	51,200	3,445,248
Masimo Corp. (a)	39,658	5,851,538
Natera, Inc. (a)	33,134	5,333,580
STERIS PLC	12,659	3,132,343
Waters Corp. (a)	3,148	943,802
		$21,653,629
Metals & Mining – 0.9%
Cameco Corp.	37,745	$3,165,296
Natural Gas - Pipeline – 1.8%
Cheniere Energy, Inc.	27,325	$6,420,829
Network & Telecom – 0.1%
Ciena Corp. (a)	2,770	$403,506
Pharmaceuticals – 2.4%
Alnylam Pharmaceuticals, Inc. (a)	5,498	$2,507,088
Ascendis Pharma, ADR (a)	29,889	5,942,232
		$8,449,320
Pollution Control – 0.8%
GFL Environmental, Inc.	62,854	$2,978,023
Real Estate – 1.9%
CBRE Group, Inc., “A” (a)	44,254	$6,972,660
Restaurants – 2.7%
Aramark	58,306	$2,238,950
Performance Food Group Co. (a)	25,310	2,633,252
U.S. Foods Holding Corp. (a)	13,235	1,014,066
Wingstop, Inc.	14,319	3,603,806
		$9,490,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.3%
BJ's Wholesale Club Holdings, Inc. (a)	26,434	$2,464,971
Burlington Stores, Inc. (a)	15,001	3,817,755
Coupang, Inc. (a)	185,527	5,973,969
Floor & Decor Holdings, Inc., “A” (a)	12,479	919,702
Grab Holdings Ltd., “A” (a)	68,455	412,099
O'Reilly Automotive, Inc. (a)	49,082	5,291,530
Tapestry, Inc.	26,108	2,955,948
Tractor Supply Co.	15,794	898,205
		$22,734,179
Utilities - Electric Power – 3.0%
Vistra Corp.	54,149	$10,608,872
Total Common Stocks		$354,107,999

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,984	$0

Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.19% (v)	3,793,988	$3,794,368
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09% (j)	1,238,450	$1,238,450

Other Assets, Less Liabilities – (0.2)%		(548,097)
Net Assets – 100.0%		$358,592,720

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,794,368 and
$355,346,449, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$312,113,783	$—	$—	$312,113,783
Canada	11,451,825	0	—	11,451,825
Sweden	10,155,900	—	—	10,155,900
South Korea	5,973,969	—	—	5,973,969
Denmark	5,942,232	—	—	5,942,232
Switzerland	2,298,982	—	—	2,298,982
Israel	2,285,934	—	—	2,285,934
United Kingdom	—	1,194,933	—	1,194,933
Cayman Islands	998,995	—	—	998,995
Other Countries	1,071,098	620,348	—	1,691,446
Investment Companies	5,032,818	—	—	5,032,818
Total	$357,325,536	$1,815,281	$—	$359,140,817
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,335,732	$57,742,729	$56,283,965	$(155)	$27	$3,794,368

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$141,128	$—